SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a) Basis of Preparation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

Business Combination/ Transaction:

On December 8, 2023 (the “Closing Date” and such closing, the “Closing”), we consummated the previously announced business combination pursuant to the Business Combination Agreement, dated as of March 13, 2023 (the “Business Combination Agreement”), by and among us, Pegasus Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”) and MOBV. As of the Closing Date, pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into MOBV (the “Merger”), with MOBV surviving the Merger as a wholly owned subsidiary of the Company (the “Business Combination”).

Exchange Consideration:

Each MOBV Share (except for the Excluded Shares, as defined below) was automatically converted as of the Effective Time into the right to receive the Per Share Consideration and each of the MOBV Warrants has automatically become a SVH Warrant and all rights with respect to MOBV Shares underlying the MOBV Warrants have automatically converted into rights with respect to SVH Shares and thereupon assumed by the SVH. The Excluded Shares refer to any MOBV Public Shares (a) held in the treasury of MOBV, (b) otherwise held by MOBV or (c) for which a public shareholder of MOBV has demanded that MOBV redeem.

Each issued and outstanding share of capital stock of Merger Sub issued and outstanding immediately prior to the Effective Time was converted into and become one validly issued, fully paid and non-assessable share of common stock, par value $0.01 per share, of the Surviving Company, which constitutes the only outstanding share of capital stock of the Surviving Company.

Each Excluded Share was surrendered and cancelled and has cease to exist and no consideration was be delivered exchange therefor.

Accounting for the Transaction:

SVH is both the legal and accounting acquirer as the shares of MOBV converted into the right to receive SVH Shares (the “Per Share Consideration”) and MOBV legally became SVH’s wholly owned subsidiary as a result of the merger with Merger Sub.

The Transaction was accounted for as an asset acquisition. MOBV does not qualify as a Business per ASC 805-10-55-3A. Since the acquisition is based on a monetary exchange, and most of the assets of MOBV are marketable securities in the Trust Account, the fair value of the assets is the more evident value. The liabilities assumed are all of short-term nature which are deemed to be at fair value. As such the fair value of the consideration given, in this case the transaction costs incurred, one to one share exchange and the Earn Out consideration should be allocated using the relative fair value approach based on the net asset value acquired from MOBV. Given the nature of the assets acquired and liabilities assumed from MOBV, an allocation of the transaction costs and Earnout consideration cannot be made to the net assets acquired. Accordingly, an immediate charge to operations would be recognized for the difference between the relative value allocated to the earnout and the fair value, as well as for the value of the transaction costs.

The Exchange Agreement does provide the Company with the obligation to purchase the SVM shares for cash. “Cash Exchange Payment” means with respect to a particular Call Exchange for which the Company has elected to make a Cash Exchange or a particular Put Exchange for which the Shareholder has elected to receive a Cash Exchange Payment: The terms both a call and a put option with same strike price and exercise dates applied and have a fixed redemption price. As such the Exchange Agreement should be classified as a liability under ASC 480 and the NCI removed from equity with the subsidiary reported at 100% by the parent.

Earn Out Share payments are within the scope of ASC 480. The Company agreed to issue 25,000,000 Earn Out Shares over a three-year period based on Vehicle Sales Revenue earned at each year, or in the aggregate for the three years. However, the number of shares to be delivered can vary based on the discretion of the Company Board to waive the applicable Vehicle Sales Revenue trigger and release all or any portion of the Earnout shares available, accordingly a liability will be record for the fair value of the Earn Out shares

b) Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management believes that the estimates and assumptions used in the preparation of the financial statements are prudent and reasonable. Significant estimates and assumptions are generally used for, but not limited to allowance for uncollectible accounts receivable; sales returns; normal loss during production; inventory write-downs; future obligations under employee benefit plans; the useful lives of property, plant, equipment; intangible assets; valuations; impairment of goodwill and investments; recoverability of advances; the valuation of options granted, and warrants issued; and income tax and deferred tax valuation allowances, if any. Actual results could differ from those estimates. Appropriate changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. Critical accounting estimates could change from period to period and could have a material impact on SVH’s results, operations, financial position, and cash flows. Changes in estimates are reflected in the financial statements in the period in which changes are made and, if material, their effects are disclosed in the notes to the consolidated financial statements.

c) Revenue recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of this standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

ASC 606 prescribes a 5-step process to achieve its core principle. The Company recognizes revenue from trading, rental, or product sales as follows:

I.	Identify the contract with the customer.
II.	Identify the contractual performance obligations.
III.	Determine the amount of consideration/price for the transaction.
IV.	Allocate the determined amount of consideration/price to the contractual obligations.
V.	Recognize revenue when or as the performing party satisfies performance obligations.

The consideration/price for the transaction (performance obligation(s)) is determined as per the agreement or invoice (contract) for the services and products in the automobile segment. Refer to Note 14 - “Revenue Recognition.”

d) Cost of Revenue

Our cost of revenue includes costs associated with labor expense, components, manufacturing overhead, and outbound freight for our products division.

(e) Earnings/(Loss) per Share

Basic net loss per share attributable to common stockholders is computed by dividing the net loss by the number of weighted-average outstanding common shares. Diluted net loss per share attributable to common stockholders is determined by giving effect to all potential common equivalents during the reporting period, unless including them yields an antidilutive result.

The weighted average number of shares outstanding for the nine-month period ended December 31, 2023 and March 31, 2023, used for the computation of basic earnings per share (“EPS”) is 20,297,871 and 19,145,415 respectively.

f) Income taxes

The Company accounts for income taxes under the asset and liability method, in accordance with ASC 740, Income Taxes, which requires an entity to recognize deferred tax liabilities and assets. Deferred tax assets and liabilities are recognized for the future tax consequence attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the enacted tax rate expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. A valuation allowance is established and recorded when management determines that some or all of the deferred tax assets are not likely to be realized and therefore, it is necessary to reduce deferred tax assets to the amount expected to be realized.

In evaluating a tax position for recognition, management evaluates whether it is more-likely-than-not that a position will be sustained upon examination, including resolution of related appeals or litigation processes, based on technical merits of the position. If the tax position meets the more-likely-than-not recognition threshold, the tax position is measured and recognized in the Company’s financial statements as the largest amount of tax benefit that, in management’s judgment, is greater than 50% likely of being realized upon settlement. As of December 31, 2023, there was no significant liability for income tax associated with unrecognized tax benefits.

g) Accounts receivable

We make estimates of the collectability of our accounts receivable by analyzing historical payment patterns, customer concentrations, customer creditworthiness, and current economic trends. If the financial condition of a customer deteriorates, additional allowances may be required. We had $ NIL accounts receivable, net of provision for doubtful debt of $ NIL as of December 31, 2023 (March 31, 2023; $ Nil).

h) Cash and cash equivalents

For financial statement purposes, the Company considers all highly liquid debt instruments with maturity of three months or less, to be cash equivalents. The Company maintains its cash in bank accounts in India. The cash and cash equivalents in the Company on December 31, 2023 was approximately $ 1,650 thousand (March 31, 2023; $ 21 thousand).

i) Short-term and long-term investments

Our policy for short-term and long-term investments is to establish a high-quality portfolio that preserves principal, meets liquidity needs, avoids inappropriate concentrations, and delivers an appropriate yield in relationship to our investment guidelines and market conditions. Short-term and long-term investments consist of corporate, various government agency and municipal debt securities, as well as certificates of deposit that have maturity dates that are greater than 90 days. Certificates of deposit are carried at cost which approximates fair value. Available-for-sale securities: Investments in debt securities that are classified as available for sale shall be measured subsequently at fair value in the statement of financial position.

Investments are initially measured at cost, which is the fair value of the consideration given for them, including transaction costs. Where the Company’s ownership interest is in excess of 20% and the Company has a significant influence, the Company has accounted for the investment based on the equity method in accordance with ASC Topic 323, “Investments – Equity method and Joint Ventures.” Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of operations and its share of post-acquisition movements in accumulated other comprehensive income / (loss) is recognized in other comprehensive income / (loss). Where the Company does not have significant influence, the Company has accounted for the investment in accordance with ASC Topic 321, “Investments-Equity Securities.”

As of December 31, 2023, investment in marketable securities is valued at fair value and investment in non-marketable securities with ownership less than 20% is valued at cost as per ASC Topic 321, “Investments-Equity Securities.”

j) Property, plant, and equipment (PP&E)

Property and equipment are recorded at cost net of accumulated depreciation and depreciated over their estimated useful lives using the Written down value method.

Upon retirement or disposition, cost and related accumulated depreciation of the property and equipment are de-recognized, and any gain or loss is reflected in the results of operation. Cost of additions and substantial improvements to property and equipment are capitalized. The cost of maintenance and repairs of the property and equipment are charged to operating expenses as incurred.

k) Fair value of financial instruments

ASC 820, “Fair Value Measurement” defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. It also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying amounts of the Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate their fair values due to the nature of the items. Please refer to Note 15, “Fair value of financial instruments,” for further information.

l) Concentration of credit risk and significant customers

Financial instruments, which potentially expose the Company to concentrations of credit risk, are primarily comprised of cash and cash equivalents, investments, accounts receivable and unbilled accounts receivable, if any. The Company places its cash, investments in highly rated financial institutions. The Company adheres to a formal investment policy with the primary objective of preservation of principal, which contains credit rating minimums and diversification requirements. Management believes its credit policies reflect normal industry terms and business risk. The Company does not anticipate non-performance by the counterparties and, accordingly, does not require collateral. During Fiscal 2023, sales were spread across customers in India and the credit concentration risk is low.

m) Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. We record associated legal fees as incurred. Information regarding our commitments and contingencies is incorporated by reference in Note 11, “Commitments and contingencies” of these financial statements.

n) Impairment of long – lived assets

The Company reviews its long-lived assets, with finite lives, for impairment whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Such circumstances include, though are not limited to, significant or sustained declines in revenues or earnings, future anticipated cash flows, business plans and material adverse changes in the economic climate, such as changes in operating environment, competitive information, and impact of changes in government policies. For assets that the Company intends to hold for use, if the total of the expected future undiscounted cash flows produced by the assets or subsidiary company is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets. For assets, the Company intends to dispose of by sale, a loss is recognized for the amount by which the estimated fair value less cost to sell is less than the carrying value of the assets. Fair value is determined based on quoted market prices, if available, or other valuation techniques including discounted future net cash flows. Unlike goodwill, long-lived assets are assessed for impairment only where there are any specific indicators for impairment.

o) Inventory

Inventory is valued at the lower of cost or net realizable value, which is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.

Inventory consists of raw materials, finished goods related to manufacture of Electric vehicles. Inventory is primarily accounted for using the weighted average cost method. Primary costs include raw materials, packaging, direct labor, overhead, shipping and the depreciation of manufacturing equipment. Manufacturing overhead and related expenses include salaries, wages, employee benefits, utilities, maintenance, and property taxes.

Electric Vehicles are measured at net realizable value, with changes recognized in profit or loss only when the Vehicle:

-	has a reliable, readily determinable, and realizable market value;
-	has relatively insignificant and predictable costs of disposal; and
-	is available for immediate delivery.

Abnormal amounts of idle facility expense, freight, handling costs, scrap, discontinued products and wasted material (spoilage) are expensed in the period they are incurred.

p) Foreign currency translation

the Company operates in India, Cayman Islands and a substantial portion of the Company’s financials are denominated in the Indian Rupee (“INR”). As a result, changes in the relative values of the U.S. Dollar (“USD”), or the INR affect financial statements.

The accompanying financial statements are reported in USD. The INR is the functional currencies for subsidiary of the Company. The translation of the functional currencies into U.S. dollars is performed for assets and liabilities using the exchange rates in effect at the balance sheet date and for revenues and expenses using average exchange rates prevailing during the reporting periods. Adjustments resulting from the translation of functional currency financial statements to reporting currency are accumulated and reported as other comprehensive income/(loss), a separate component of shareholders’ equity.

	Year End Average Rate		Year End Rate
Period	(P&L rate)		(Balance sheet rate)
Year ended December 31, 2023	INR	82.7072 Per USD	INR	83.1975 Per USD

Year ended December 31, 2022	INR	79.2967 Per USD	INR	82.7872 Per USD

Year ended March 31, 2023	INR	79.0120 Per USD	INR	82.2169 Per USD

q) Leases

Lessor Accounting

Under the current ASU guidance, contract consideration will be allocated to its lease components and non-lease components (such as maintenance). For the Company as a lessor, any non-lease components will be accounted for under ASC Topic 606, “Revenue from Contracts with Customers,” unless the Company elects a lessor practical expedient to not separate the non-lease components from the associated lease component. The amendments in ASU 2018-11 also provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (“Topic 606”). To elect the practical expedient, the timing and pattern of transfer of the lease and non-lease components must be the same and the lease component must meet the criteria to be classified as an operating lease if accounted for separately. If these criteria are met, the single component will be accounted for under either Topic 842 or Topic 606 depending on which component(s) are predominant. The lessor practical expedient to not separate non-lease components from the associated component must be elected for all existing and new leases.

As lessor, the Company expects that post-adoption substantially all existing leases will have no change in the timing of revenue recognition until their expiration or termination. The Company expects to elect the lessor practical expedient to not separate non-lease components such as maintenance from the associated lease for all existing and new leases and to account for the combined component as a single lease component. The timing of revenue recognition is expected to be the same for the majority of the Company’s new leases as compared to similar existing leases; however, certain categories of new leases could have different revenue recognition patterns as compared to similar existing leases.

For leases that are accounted for as operating leases, income is recognized on a straight-line basis over the term of the lease contract. Generally, when a lease is more than 180 days delinquent (where more than three monthly payments are owed), the lease is classified as being on nonaccrual and the Company stops recognizing leasing income on that date. Payments received on leases in nonaccrual status generally reduce the lease receivable. Leases on nonaccrual status remain classified as such until there is sustained payment performance that, in the Company’s judgment, would indicate that all contractual amounts will be collected in full.

Lessee Accounting

The Company adopted ASU 2016-02 effective April 1, 2020 using the modified retrospective approach. The standard establishes a right-of-use model (“ROU”) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. In connection with the adoption, the Company will elect to utilize the modified retrospective presentation whereby the Company will continue to present prior period financial statements and disclosures under ASC Topic 840. In addition, the Company will elect the transition package of three practical expedients permitted within the standard, which eliminates the requirements to reassess prior conclusions about lease identification, lease classification and initial direct costs. Further, the Company will adopt a short-term lease exception policy, permitting us to not apply the recognition requirements of this standard to short-term leases (i.e., leases with terms of 12 months or less), and an accounting policy to account for lease and non-lease components as a single component for certain classes of assets.

Under ASU 2016-02 (Topic 842), lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2023 (March 31, 2023: $ Nil).

The Company categorizes leases at their inception as either operating or finance leases. On certain lease agreements, the Company may receive rent holidays and other incentives. The Company recognizes lease costs on a straight-line basis without regard to deferred payment terms, such as rent holidays, that defer the commencement date of required payments. Please refer to Note 9, “Leases,” for further information.

r) Recently issued and adopted accounting pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates (“ASUs”) to the FASB’s Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. Accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.